Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 105	$ 114
Cash and cash equivalents	(8,179)	(7,074)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	101,672	106,997
Current interest-bearing loans and borrowings	10,964	4,584
Interest-bearing loans and borrowings	112,636	111,581
Bank overdrafts	105	114
Cash and cash equivalents	(8,179)	(7,074)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(238)	(267)
Debt securities (included within Investment securities)	(112)	(111)
Net debt	$ 104,212	$ 104,242